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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-08291

ISI Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor New York, New York	10019
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.           40 West 57th Street, 18th Floor          New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:         October 31, 2010

Date of reporting period:       January 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ISI Strategy Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 87.22%
Consumer Discretionary - 9.39%
Auto Components - 0.57%
Cooper Tire & Rubber Co.	5,013	$85,371
Johnson Controls, Inc.	3,569	99,325
Tenneco, Inc. *	7,500	132,601
		317,297
Hotels, Restaurants & Leisure - 1.76%
Burger King Holdings, Inc.	5,013	87,427
Denny's Corp. *	10,000	24,200
Las Vegas Sands Corp *	10,000	155,000
McDonald's Corp.	10,126	632,166
Wendy's/Arby's Group, Inc. - Class A	18,700	86,207
		985,000
Household Durables - 0.91%
D.R. Horton, Inc.	10,000	117,900
Fortune Brands, Inc.	5,013	208,391
Lennar Corp. - Class A	5,012	76,984
Pulte Homes, Inc. *	6,744	70,947
Standard Pacific Corp. *	10,000	36,300
		510,522
Internet & Catalog Retail - 0.10%
Expedia, Inc. *	2,550	54,596

Leisure Equipment & Products - 0.24%
Eastman Kodak Co. *	22,230	134,492

Media - 2.92%
CBS Corp. - Class B	5,313	68,697
Clear Channel Outdoor Holdings, Inc. *	7,017	71,223
Comcast Corp. - Class A	10,800	170,964
DIRECTV Group, Inc. (The) *	11,760	356,915
Gannett Co., Inc.	13,232	213,696
Liberty Global, Inc. - Class A *	6,516	165,376
Liberty Media Corp. - Starz - Series A *	751	35,222
Live Nation Entertainment, Inc. *	5,012	57,488
McGraw-Hill Cos., Inc. (The)	602	21,341
Mediacom Communications Corp. *	11,729	48,793
New York Times Co. (The) - Class A *	5,012	64,755
News Corp. - Class A	605	7,629
Sinclair Broadcast Group, Inc. - Class A *	11,700	59,085
Time Warner Cable, Inc. *	788	34,349
Time Warner, Inc.	3,141	86,220
Virgin Media, Inc.	2,105	29,870
Walt Disney Co. (The)	5,013	148,134
		1,639,757

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS - 87.22% (Continued)
Consumer Discretionary - 9.39% (Continued)
Multi-Line Retail - 0.11%
Target Corp.	1,201	$61,575

Specialty Retail - 2.78%
Aaron's, Inc.	4,010	111,719
American Eagle Outfitters, Inc.	6,717	106,733
AnnTaylor Stores Corp. *	7,519	94,439
Barnes & Noble, Inc.	9,424	164,731
Best Buy Co., Inc.	457	16,749
Blockbuster, Inc. - Class A *	20,700	9,315
Cato Corp. (The) - Class A	5,514	112,761
Foot Locker, Inc.	12,832	144,872
Gap, Inc. (The)	7,519	143,463
Home Depot, Inc. (The)	5,013	140,414
Lowe's Cos., Inc.	4,010	86,817
Penske Automotive Group, Inc. *	10,000	140,600
Stage Stores, Inc.	5,614	72,533
Systemax, Inc. *	4,000	70,120
Williams-Sonoma, Inc.	7,519	142,711
		1,557,977
Consumer Staples - 9.81%
Beverages - 0.07%
PepsiCo, Inc.	683	40,720

Food & Staples Retailing - 2.91%
Costco Wholesale Corp.	2,868	164,709
CVS Caremark Corp.	4,010	129,804
Rite Aid Corp. *	40,900	55,624
Wal-Mart Stores, Inc.	23,926	1,278,366
		1,628,503
Food Products - 1.91%
Archer-Daniels-Midland Co.	5,013	150,240
Chiquita Brands International, Inc. *	4,411	64,709
Dean Foods Co. *	4,211	74,240
General Mills, Inc.	5,113	364,608
Hershey Co. (The)	5,013	182,624
Hormel Foods Corp.	5,013	194,003
McCormick & Co., Inc. - Non-Voting Shares	1,003	36,409
		1,066,833
Household Products - 1.18%
Procter & Gamble Co. (The)	10,771	662,955

Personal Products - 0.99%
Avon Products, Inc.	5,000	150,700
Herbalife Ltd.	10,426	405,050
		555,750

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS - 87.22% (Continued)
Consumer Staples - 9.81% (Continued)
Tobacco - 2.75%
Alliance One International, Inc. *	21,754	$110,728
Altria Group, Inc.	12,202	242,332
Philip Morris International, Inc.	20,189	918,801
Reynolds American, Inc.	5,013	266,692
		1,538,553
Energy - 8.98%
Energy Equipment & Services - 0.36%
Halliburton Co.	5,013	146,430
Helix Energy Solutions Group, Inc. *	5,000	53,050
		199,480
Oil, Gas & Consumable Fuels - 8.62%
Chevron Corp.	9,452	681,678
ConocoPhillips	8,750	420,000
Continental Resources, Inc. *	4,010	152,260
Denbury Resources, Inc. *	5,013	67,926
El Paso Corp.	16,900	171,535
Exxon Mobil Corp.	26,691	1,719,700
General Maritime Corp.	12,800	99,072
Hess Corp.	3,548	205,039
Marathon Oil Corp.	9,023	268,976
Ship Finance International Ltd.	5,012	72,524
Spectra Energy Corp.	10,000	212,500
Sunoco, Inc.	1,900	47,671
Teekay Corp.	7,500	187,200
USEC, Inc. *	6,215	24,860
Valero Energy Corp.	6,516	120,025
Williams Cos., Inc.	7,619	158,780
XTO Energy, Inc.	5,013	223,429
		4,833,175
Financials - 12.95%
Capital Markets - 2.83%
Bank of New York Mellon Corp. (The)	844	24,552
BlackRock, Inc. - Class A	2,346	501,623
Charles Schwab Corp. (The)	14,135	258,529
E*TRADE Financial Corp. *	38,666	58,772
Invesco Ltd.	4,411	85,132
Janus Capital Group, Inc.	4,612	56,313
Morgan Stanley	4,512	120,831
SEI Investments Co.	6,416	113,627
State Street Corp.	301	12,907
TD AMERITRADE Holding Corp. *	20,000	355,200
		1,587,486
Commercial Banks - 1.42%
Cullen/Frost Bankers, Inc.	5,113	262,399
F.N.B. Corp.	5,112	36,244
First BanCorp.	10,000	22,800

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS - 87.22% (Continued)
Financials - 12.95% (Continued)
Commercial Banks - 1.42% (Continued)
Regions Financial Corp.	547	$3,473
Susquehanna Bancshares, Inc.	5,012	39,344
Wells Fargo & Co.	15,013	426,820
Zions Bancorp.	100	1,897
		792,977
Consumer Finance - 0.03%
Discover Financial Services	1,243	17,004

Diversified Financial Services - 3.71%
Bank of America Corp.	34,921	530,101
Citigroup, Inc. *	78,352	260,129
CME Group, Inc.	802	230,030
JPMorgan Chase & Co.	22,231	865,675
Moody's Corp.	6,992	192,909
		2,078,844
Insurance - 2.33%
Aflac, Inc.	101	4,891
Cincinnati Financial Corp.	4,612	121,711
Horace Mann Educators Corp.	5,012	60,094
Loews Corp.	7,720	276,144
MBIA, Inc. *	601	2,963
MetLife, Inc.	10,025	354,083
National Financial Partners Corp. *	6,716	56,750
Phoenix Cos., Inc. (The) *	13,900	32,665
Prudential Financial, Inc.	5,013	250,600
StanCorp Financial Group, Inc.	101	4,341
Torchmark Corp.	201	9,025
Unitrin, Inc.	6,015	130,526
		1,303,793
Real Estate Investment Trusts - 1.61%
American Capital Agency Corp.	11,500	306,935
Chimera Investment Corp.	33,600	131,712
Franklin Street Properties Corp.	8,521	107,024
Hatteras Financial Corp.	13,008	356,289
		901,960
Thrifts & Mortgage Finance - 1.02%
First Niagara Financial Group, Inc.	5,013	68,828
New York Community Bancorp, Inc.	29,500	443,385
Provident Financial Services, Inc.	5,012	57,137
		569,350
Health Care - 11.18%
Biotechnology - 1.12%
Amgen, Inc. *	7,419	433,864
PDL BioPharma, Inc.	30,321	194,054
		627,918

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS - 87.22% (Continued)
Health Care - 11.18% (Continued)
Health Care Equipment & Supplies - 1.18%
Baxter International, Inc.	502	$28,910
Beckman Coulter, Inc.	101	6,602
DENTSPLY International, Inc.	4,010	134,455
Hologic, Inc. *	5,013	75,546
IDEXX Laboratories, Inc. *	5,013	263,133
Medtronic, Inc.	2,677	114,817
Meridian Bioscience, Inc.	2,005	40,180
		663,643
Health Care Providers & Services - 2.33%
Aetna, Inc.	1,404	42,078
AmerisourceBergen Corp.	20,200	550,652
Centene Corp. *	3,409	65,623
Express Scripts, Inc. *	5,100	427,686
UnitedHealth Group, Inc.	6,565	216,645
		1,302,684
Health Care Technology - 0.36%
Allscripts-Misys Healthcare Solutions, Inc. *	12,200	200,812

Pharmaceuticals - 6.19%
Abbott Laboratories	4,446	235,371
Allergan, Inc.	421	24,208
Bristol-Myers Squibb Co.	2,253	54,883
Eli Lilly & Co.	12,402	436,550
Forest Laboratories, Inc. *	10,025	297,141
Johnson & Johnson	12,738	800,711
Merck & Co., Inc.	12,602	481,144
Pfizer, Inc.	60,890	1,136,207
		3,466,215
Industrials - 8.38%
Aerospace & Defense - 1.76%
Goodrich Corp.	1,103	68,287
Honeywell International, Inc.	3,509	135,588
L-3 Communications Holdings, Inc.	4,111	342,610
Northrop Grumman Corp.	4,211	238,343
United Technologies Corp.	3,008	202,980
		987,808
Air Freight & Logistics - 0.78%
Air Transport Services Group, Inc. *	14,200	32,802
FedEx Corp.	5,113	400,604
		433,406
Airlines - 0.83%
Continental Airlines, Inc. - Class B *	12,531	230,445
SkyWest, Inc.	4,010	58,666
UAL Corp. *	10,952	133,943

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS - 87.22% (Continued)
Industrials - 8.38% (Continued)
Airlines - 0.83% (Continued)
US Airways Group, Inc. *	8,193	$43,505
		466,559
Commercial Services & Supplies - 0.36%
ACCO Brands Corp. *	10,000	77,000
Cenveo, Inc. *	17,443	125,938
		202,938
Industrial Conglomerates - 2.63%
3M Co.	2,406	193,659
General Electric Co.	79,520	1,278,682
		1,472,341
Machinery - 1.35%
Illinois Tool Works, Inc.	1,141	49,736
Joy Global, Inc.	5,013	229,295
Manitowoc Co., Inc. (The)	9,724	105,992
Navistar International Corp. *	10,000	369,899
		754,922
Road & Rail - 0.19%
Avis Budget Group, Inc. *	10,000	108,200

Trading Companies & Distributors - 0.48%
Fastenal Co.	5,213	216,235
United Rentals, Inc. *	6,516	52,193
		268,428
Information Technology - 17.50%
Communications Equipment - 1.27%
Cisco Systems, Inc. *	21,060	473,218
Motorola, Inc. *	39,000	239,850
		713,068
Computers & Peripherals - 5.01%
Apple, Inc. *	5,963	1,145,611
Hewlett-Packard Co.	10,025	471,877
International Business Machines Corp.	8,544	1,045,700
Teradata Corp. *	5,013	140,214
		2,803,402
Electronic Equipment, Instruments & Components - 1.09%
Agilent Technologies, Inc. *	5,118	143,458
Brightpoint, Inc. *	21,500	125,560
L-1 Identity Solutions, Inc. *	5,012	37,540
Methode Electronics, Inc.	2,506	27,541
Molex, Inc.	10,000	201,599
Vishay Intertechnology, Inc. *	10,200	76,908
		612,606
Internet Software & Services - 3.06%
AOL, Inc. *	285	6,831
EarthLink, Inc.	13,000	105,430

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS - 87.22% (Continued)
Information Technology - 17.50% (Continued)
Internet Software & Services - 3.06% (Continued)
Google, Inc. - Class A *	2,306	$1,220,843
IAC/InterActiveCorp *	12,800	257,024
iPass, Inc. *	12,500	13,875
United Online, Inc.	17,712	111,940
		1,715,943
IT Services - 1.18%
CIBER, Inc. *	15,739	50,837
Convergys Corp. *	10,000	107,000
Fidelity National Information Services, Inc.	280	6,597
Heartland Payment Systems, Inc.	6,022	85,934
Hewitt Associates, Inc. - Class A *	2,948	116,387
Lender Processing Services, Inc.	140	5,426
MoneyGram International, Inc. *	25,000	75,000
SAIC, Inc. *	4,612	84,538
Unisys Corp. *	4,440	128,272
		659,991
Office Electronics - 0.18%
Xerox Corp.	11,500	100,280

Semiconductors & Semiconductor Equipment - 2.32%
Broadcom Corp. - Class A *	6,968	186,185
Integrated Device Technology, Inc. *	1,403	7,955
Intel Corp.	9,899	192,041
Intersil Corp. - Class A	15,300	206,091
Linear Technology Corp.	5,614	146,525
LSI Corp. *	15,037	75,035
Marvell Technology Group Ltd. *	7,419	129,313
MEMC Electronic Materials, Inc. *	5,013	63,064
RF Micro Devices, Inc. *	5,600	21,560
Teradyne, Inc. *	5,012	46,812
Texas Instruments, Inc.	10,025	225,562
		1,300,143
Software - 3.39%
Adobe Systems, Inc. *	5,013	161,920
ANSYS, Inc. *	5,013	209,844
Cadence Design Systems, Inc. *	15,900	92,379
Electronic Arts, Inc. *	10,025	163,207
Microsoft Corp.	30,422	857,292
Oracle Corp.	13,133	302,847
Symantec Corp. *	5,614	95,157
Synopsys, Inc. *	632	13,443
		1,896,089
Materials - 3.88%
Chemicals - 2.57%
A. Schulman, Inc.	3,008	67,740
Cytec Industries, Inc.	5,013	187,035

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS - 87.22% (Continued)
Materials - 3.88% (Continued)
Chemicals - 2.57% (Continued)
Dow Chemical Co. (The)	7,619	$206,399
Omnova Solutions, Inc. *	8,397	47,527
PolyOne Corp. *	21,227	158,141
Rockwood Holdings, Inc. *	3,008	65,905
RPM International, Inc.	3,008	56,250
Spartech Corp. *	4,700	47,423
W.R. Grace & Co. *	20,752	495,559
Westlake Chemical Corp.	5,013	102,917
		1,434,896
Construction Materials - 0.03%
Headwaters, Inc. *	3,007	16,508

Containers & Packaging - 0.06%
Graphic Packaging Holding Co. *	10,335	34,932

Metals & Mining - 1.17%
A.M. Castle & Co.	3,000	29,100
Century Aluminum Co. *	4,310	48,789
Commercial Metals Co.	3,575	49,121
Southern Copper Corp.	16,000	426,079
Titanium Metals Corp. *	4,412	51,312
Worthington Industries, Inc.	3,509	50,775
		655,176
Paper & Forest Products - 0.05%
Louisiana-Pacific Corp. *	4,210	29,933

Telecommunication Services - 2.39%
Diversified Telecommunication Services - 2.30%
AT&T, Inc.	12,779	324,075
CenturyTel, Inc.	5,013	170,492
Cincinnati Bell, Inc. *	25,500	74,205
Frontier Communications Corp.	32,318	245,940
Global Crossing Ltd. *	5,012	70,018
PAETEC Holding Corp. *	902	2,859
Qwest Communications International, Inc.	58,800	247,548
tw telecom, inc. *	6,616	101,953
Windstream Corp.	5,012	51,674
		1,288,764
Wireless Telecommunication Services - 0.09%
Sprint Nextel Corp. *	15,622	51,240

Utilities - 2.76%
Electric Utilities - 0.97%
Allegheny Energy, Inc.	2,206	46,216
Exelon Corp.	7,619	347,579

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS - 87.22% (Continued)
Utilities - 2.76% (Continued)
Electric Utilities - 0.97% (Continued)
PPL Corp.	5,013	$147,833
		541,628
Independent Power Producers & Energy Traders - 0.35%
Mirant Corp. *	5,013	70,533
RRI Energy, Inc. *	25,336	125,413
		195,946
Multi-Utilities - 1.04%
Ameren Corp.	10,000	255,501
CMS Energy Corp.	5,514	83,647
MDU Resources Group, Inc.	5,013	110,386
NiSource, Inc.	9,524	135,717
		585,251
Water Utilities - 0.40%
American Water Works Co., Inc.	10,200	222,360

Total Common Stocks (Cost $46,085,220)		$48,852,629

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS - 11.68%
US Treasury Notes	2.625%	05/31/10	$200,000	$201,695
US Treasury Notes	1.250%	11/30/10	1,200,000	1,210,079
US Treasury Notes	3.875%	10/31/12	1,000,000	1,072,188
US Treasury Bonds	8.125%	08/15/19	2,550,000	3,485,332
US Treasury Bonds	8.750%	08/15/20	400,000	575,188

Total US Treasury Obligations (Cost $6,588,723)				$6,544,482

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 0.91%
JPMorgan Chase, N.A.
Dated 01/29/10, 0.03%, principal and interest in the amount of $507,001 due 02/01/10, collateralized by US Treasury Inflation-Protected Note, par value of $445,000, due 01/15/16 with a value of $518,255 (Cost $507,000)	$507,000	$507,000

Total Investments - 99.81% (Cost $53,180,943) **		$55,904,111

Other Assets in Excess of Liabilities - 0.19%		109,099

Net Assets - 100.00%		$56,013,210

*	Non-income producing security.
**	Cost for Federal income tax purposes is $53,294,673 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$8,594,322
Gross Unrealized Depreciation	(5,984,884)
Net Unrealized Appreciation	$2,609,438

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

See Notes to Schedule of Investments.

ISI Strategy Fund
Notes to Schedule of Investments
January 31, 2010 (Unaudited)

1.  Securities Valuation

ISI Strategy Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time).  In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices.  Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices.  Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and an event is likely to affect the Fund’s net asset value per share.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$48,852,629	$-	$-	$48,852,629
US Treasury Obligations	-	6,544,482	-	6,544,482
Repurchase Agreements	-	507,000	-	507,000
Total	$48,852,629	$7,051,482	$-	$55,904,111

Refer to the Fund’s Schedule of Investments for a listing of Level 1and Level 2 inputs by security and industry type.

ISI Strategy Fund
Notes to Schedule of Investments (Continued)

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Item 2.	Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ISI Strategy Fund, Inc.

By (Signature and Title)*	/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date          March 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date          March 4, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date          March 4, 2010

* Print the name and title of each signing officer under his or her signature.